CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 6,506	$ 2,124
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,335	39,799
Ordinary share, shares outstanding	35,525	35,318
Treasury shares	4,810	4,481